Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Liability Contingency [Line Items]
Operating Lease, Expense		$ 1,176	$ 19,039	$ 82,830	$ 74,218
Lessee, Operating Lease, Discount Rate		12.00%
Berkeley Heights Facility [Member]
Product Liability Contingency [Line Items]
[custom:LesseeOperatingLeaseTermOfContractExtension]	3 years
Operating Lease, Weighted Average Remaining Lease Term				1 month
Lessee, Operating Lease, Discount Rate				12.00%
Corporate Headquarters. Tower 11 Kuala Lumpur Malaysia [Member]
Product Liability Contingency [Line Items]
Lessee, Operating Lease, Term of Contract				2 years
Dundee facility [Member]
Product Liability Contingency [Line Items]
Operating Lease, Expense		$ 0	$ 3,011	$ 9,104	$ 10,851